Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.29%	9.02%	(2.82%)	1.77%	4.70%	3.78%